DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			6 Months Ended	8 Months Ended
	Jul. 23, 2021 shares	Aug. 03, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) subsidiary $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 22, 2021 USD ($)	Jun. 30, 2020 USD ($)	Apr. 29, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsidiary, Sale of Stock [Line Items]
Issuance of Class B common stock to Sponsor (in shares) | shares	1,193,226,511
Cash			$ 557,938,000	$ 614,412,000		$ 293,896,000		$ 351,684,000
Churchill Capital Corp IV
Subsidiary, Sale of Stock [Line Items]
Number of subsidiaries			1	1
Gross proceeds from sale of units				$ 2,033,596,400
Number of warrants issued | shares				41,400,000
Class of warrant or right, exercise price of warrants or rights | $ / shares				$ 11.50
Proceeds from sale of Private Placement Warrants				$ 42,850,000
Transaction costs		$ 109,714,885
Deferred underwriting fee payable			$ 72,450,000	72,450,000
Working capital requirement fund annual limit		$ 1,000,000
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account			80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination			50.00%
Initial stock redemption price following business combination | $ / shares			$ 10.00
Minimum net tangible assets upon consummation of the Business Combination			$ 5,000,001
Redemption limit percentage without prior consent			15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%
Threshold business days for redemption of public shares			10 days
Maximum interest permitted to pay dissolution expenses			$ 100,000
Temporary Equity, Redemption Price Per Share | $ / shares		$ 10.00
Maximum Percentage Of Shares Eligible From Redemption		15.00%
Dissolution Expenses Payable		$ 100,000
Cash			1,000,159	3,592,857		$ 172,100	$ 0
Marketable securities held in Trust Account			2,070,290,785	2,070,086,006
Working capital				3,218,168
Amount deposited in trust account			290,785	$ 86,000
Maximum borrowing capacity of related party promissory note					$ 1,500,000
Churchill Capital Corp IV | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Issuance of Class B common stock to Sponsor (in shares) | shares		207,000,000		207,000,000
Number of units issued | shares		207,000,000
Share price per unit | $ / shares		$ 10.00
Gross proceeds from sale of units		$ 2,070,000,000
Class of warrant or right, exercise price of warrants or rights | $ / shares				$ 11.50
Transaction Cost Related To Issuance Of Common Stock		109,714,885	$ 109,714,885
Underwriting Fees		36,403,600
Underwriting fees		36,403,600
Deferred underwriting fee payable		72,450,000
Deferred underwriting fees		72,450,000
Other Costs Related To Issuance Of Common Stock		861,285
Other offering costs		861,285
Payments for investment of cash in Trust Account		$ 2,070,000,000
Churchill Capital Corp IV | Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Issuance of Class B common stock to Sponsor (in shares) | shares		27,000,000		27,000,000
Number of units issued | shares		27,000,000
Share price per unit | $ / shares		$ 10.00
Churchill Capital Corp IV | Private Placement
Subsidiary, Sale of Stock [Line Items]
Number Of warrants issued | shares				42,850,000
Number of warrants issued | shares		42,850,000
Warrant issue price | $ / shares		$ 1.00
Class of warrant or right, exercise price of warrants or rights | $ / shares				$ 1.00
Proceeds from sale of Private Placement Warrants		$ 42,850,000		$ 42,850,000
Churchill Capital Corp IV | Churchill Sponsor LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Business Combination Aggregate Fair Market Value On Assets Held In Trust Percentage		80.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		$ 5,000,001